Equity Method Investments	12 Months Ended
Dec. 31, 2019
Equity Method Investment
Equity Method Investments

8.    Equity method investments

RMB
Balance as of January 1, 2017	48,904
Additions	63,000
Share of results	2,902
Dividends received	(2,779)
Return of capital	(17,500)
Balance as of January 1, 2018	94,527
Additions	383,958
Share of results	19,566
Disposal of an equity method investment	(2,907)
Dividends received	(127)
Return of capital	(148,858)
Balance as of December 31, 2018	346,159
Additions	579,492
Share of results	21,772
Dividends received	(9,602)
Return of capital	(358,558)
Balance as of December 31, 2019	579,263

During the years ended December 31, 2017, 2018 and 2019, the Group made certain significant equity method investments. The Group does not have controlling financial interests over these investees, but it has the ability to exercise significant influence over their financial and operating polices.

In connection with the Sales Commitment Arrangements as described in notes 2(l) and 2(s), the Group invested into certain limited partnerships as a limited partner. The Group has determined that given the design of these limited partnerships, they are considered to be unconsolidated VIEs and the Group is not considered to be the primary beneficiary, as further described below.

During the years ended December 31, 2017, 2018 and 2019, the limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in note 12(3) below. Under these arrangements, an initial deposit is required to be paid to the real estate developers prior to the commencement of the exclusive sales period. The limited partnerships are designed such that the investors (including the Group) would make their respective initial equity capital payments based on the initial deposit requirements. The investors are committed to provide additional capital funding in several tranches based on a funding schedule prepared taking into account of the forecast sale plan and actual progress of properties sales throughout the exclusive sale period.

The Group has determined that the total equity investment at risk of these limited partnerships is limited to the capital injected in these limited partnerships and does not include the commitments of the partners to contribute additional equity as the funding commitments are not reported as equity in the balance sheet of the limited partnerships. Capital investments of the partners are the only source of funding of these limited partnerships. In addition, the amount of paid-up capital at inception is limited to the funding requirements for the initial stage of the project. The Group has determined that the limited partnerships are VIEs as their total equity investments at risk are not considered to be sufficient to permit the limited partnerships to finance their activities without additional subordinated financial support.

To determine whether the Group is the primary beneficiary of these limited partnerships, the Group has evaluated whether it has both (i) the power to direct the activities of the limited partnerships that most significantly impact their economic performance; and (ii) the obligation to absorb losses of, or the right to receive benefits from, the limited partnerships that could potentially be significant to these entities.

The Group determined that the activities that most significantly impact the economic performance of the limited partnerships include: (i) selecting real estate projects, (ii) negotiating the terms of sale commitment arrangement, (iii) monitoring the progress of property sales and (iv) for the limited partnerships under Non-Group Commitment Arrangements as described in note 12(3), managing the disposal of unsold properties, if any, at the end of the sales period that the limited partnerships are required to purchase from the property developer.

Based on these activities that the Group considered to be most significant, the Group evaluated who has the power to direct them beginning with an assessment of the parties involved in the ownership and governance structure of these limited partnerships. In this regard, each of the limited partnerships is sponsored by an investor that is unrelated to the Group. The investments of the sponsoring investor in the limited partnerships are generally in the form of both limited partnership interest and general partnership interest, with these partnership interests being held by two or more of the sponsoring investor’s controlled subsidiaries. Under the limited partnership agreement, the general partner has the ability to make key management decisions for the limited partnership. In addition, the Group does not have any kick-out right or the unilateral ability to exercise any substantive participating rights. Accordingly, the Group has determined that the power to direct the activities that most significantly impact the economic performance rests with the general partner and the other limited partners that are all under the common control of the sponsoring investor.

The Group’s obligation to absorb losses of, or the right to receive benefits from, the limited partnerships are limited to its committed capital investments or its rights to receive sharing of profit from the limited partnerships based on its proportionate share of the capital contributions.

Based on the analysis above, as the Group does not have the power to direct the activities of limited partnerships that most significantly impact their economic performance , the Group has concluded it is not the primary beneficiary of the limited partnerships established in connection with the Sales Commitment Arrangements. The Group determined that it has significant influence over these limited partnerships and therefore has accounted for its investments under the equity method.

The Group considers, as a limited partner, that its maximum exposures to the losses from the limited partnerships are the maximum loss that could potentially be recorded through earnings in future periods as a result of its investments and other variable interests in the limited partnerships, regardless of the probability of the losses actually occurring. The Group’s maximum exposures to the losses from the limited partnerships as of December 31, 2018 and 2019 are set out below, which represent the aggregated amounts of the carrying amounts of the investments in limited partnerships and the maximum amount of additional capital commitments as stipulated in the respective partnership deeds. The Group does not have any other obligation or commitment to provide any guarantee, loan or other financial support to the limited partnerships.

Maximum
	Aggregated	amount of	Maximum
	carrying	additional	exposures to the
	amount of the	capital	losses of the
	limited	commitment	limited
	partnerships	(Note 19(b))	partnerships
	RMB	RMB	RMB
Balance as of December 31, 2018	341,826	616,891	958,717
Balance as of December 31, 2019	574,929	502,661	1,077,590

The following limited partnerships were either involved in or invested by the Group for the purpose of the Sales Commitment Arrangements as a fund provider, details of which are disclosed in note 12(3) below. The Group’s effective interests to the limited partnerships as of December 31, 2018 and 2019 are as below:

	As of December 31,
	2018	2019
Name of the limited partnerships
Shanghai Gefei Chengyun Investment Center Limited Partnership (“Gefei Chengyun”)	20%	20%
Ningbo Meishan Jiushen Investment Limited Partnership ("Jiushen")	10%	10%
Ningbo Meishan Jiuchang Investment Limited Partnership (“Jiuchang”)	49.95%	—
Tibet Shiguan Business Management Limited Partnership (“Shiguan”)	27.6%	27.6%
Ningbo Meishan Jiuchuan Investment Limited Partnership (“Jiuchuan”)	10%	10%
Ningbo Meishan Decheng Investment Limited Partnership (“Decheng”)	2%	2%
Yiwu Longshu Tianye Investment Management Limited Partnership (“Longshutianye”)	26%	26%
Yiwu Longshu Qianli Investment Management Limited Partnership (“Longshuqianli”)	16%	—
Ningbo Meishan Jiuyi Investment Limited Partnership (“Jiuyi”)	20%	20%
Ningbo Meishan Jiuyu Investment Limited Partnership (“Jiuyu”)	20%	—
Ningbo Meishan Jiuzhen Investment Limited Partnership (“Jiuzhen”)	20%	20%
Ningbo Meishan Yunde Investment Limited Partnership (“Yunde”)	20%	20%
Ningbo Meishan Deyan Investment Limited Partnership (“Deyan”)	20%	20%
Ningbo Meishan Detong Investment Limited Partnership (“Detong”)	—	40%
Ningbo Meishan Derong Investment Limited Partnership (“Derong”)	—	37%
Ningbo Meishan Jiushi Investment Limited Partnership (“Jiushi”)	—	40%
Ningbo Meishan Qixing Management Limited Partnership (“Qixing”)	—	15.7%
Shanghai Ruokun Management Limited Partnership (“Ruokun”)	—	20%
Ningbo Meishan Deyu Investment Limited Partnership (“Deyu”)	—	40%
Hangzhou Honggeng Investment Limited Partnership (“Honggeng”)	—	20%

During the years ended December 31, 2017, 2018 and 2019, the Group made additional investments into these limited partnerships and received return of capital from these limited partnerships, details of which are summarized below:

	For the Year Ended December 31,
	2017		2018		2019
Name of the	Capital	Return of	Capital	Return of	Capital	Return of
limited partnerships	Investments	capital	Investments	capital	Investments	capital
	RMB	RMB	RMB	RMB	RMB	RMB
Gefei Wenqin	—	16,000	—	—	—	—
Gefei Chengyun	1,000	1,500	—	(18,719)	—	—
Jiushen	35,000	—	65,000	—	17,000	(2,200)
Jiuchang	5,000	—	—	(2,380)	—	(2,620)
Shiguan	20,000	—	—	—	—	(20,000)
Jiuchuan	—	—	16,687	—	—	(5,569)
Decheng	—	—	463	—	—	—
Tianye	—	—	25,300	—	18,455	(12,049)
Qianli	—	—	2,807	(713)	—	(2,094)
Jiuyi	—	—	155,333	(87,853)	127,985	(169,152)
Jiuyu	—	—	26,000	(6,076)	—	(19,924)
Jiuzhen	—	—	33,000	(31,117)	2,250	—
Yunde	—	—	50,400	—	55,935	(64,993)
Deyan	—	—	8,968	—	—	(3,968)
Detong	—	—	—	—	31,000	(16,184)
Derong	—	—	—	—	55,555	(555)
Jiushi	—	—	—	—	185,000	(29,250)
Qixing	—	—	—	—	8,752	—
Ruokun	—	—	—	—	5,000	—
Deyu	—	—	—	—	70,360	(10,000)
Honggeng	—	—	—	—	2,200	—
Total	61,000	17,500	383,958	(146,858)	579,492	(358,558)

In addition to the above investments in limited partnerships, the Group also invested in following two investments that are accounted for under the equity method.

The Group held equity interests of 30% over Shanghai Qinlin Information Technology Co., Ltd (“Qinlin”) as of December 31, 2017. During the year ended December 31, 2018, the Group entered in a sale and purchase agreement with the founder of Qinlin to dispose entire equity interest over Qinlin at consideration of RMB17,000. As of December 31, 2018, the consideration of RMB3,400 was received and the management considered recoverability for remaining balance of consideration was uncertain. The Group recognized the income from disposal of RMB3,400 and recorded a gain on disposal of RMB493 for the year ended December 31, 2018. During the year ended December 31, 2019, the Group further received RMB4,500 which was recognized as other income.

As of December 31,2018 and 2019, the Group held equity interests of 40% over Shanghai Gefei Fangdd Asset Management Ltd. (“Shanghai Gefei Fangdd”). The Group invested RMB4,000 to obtain 40% equity interests over Shanghai Gefei Fangdd upon its establishment during the year end December 31, 2016. Shanghai Gefei Fangdd’s principal activities were assets management business and had not commenced operation as of December 31, 2019.

The Group determined no impairment of the equity method investment as of December 31, 2018 and 2019.

Summary combined unaudited financial information for these equity method investees as of and for the year ended December 31,2018 and 2019 are presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Balance sheet data:
Current assets	1,615,143	1,423,869
Non-current assets	327,355	514,215
Total assets	1,942,498	1,938,084
Current liabilities	366,398	711,188
Total liabilities	366,398	711,188
Equity	1,576,100	1,226,896
Total liabilities and shareholders’ equity	1,942,498	1,938,084

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Operating data:
Revenue	66,996	224,377	124,610
Operating income	48,507	139,025	76,502
Net income	48,253	139,025	77,384